Note 18 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating activities:
Net income (loss)	$ (15,179)		$ 4,355	[1]	$ (1,845)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	6,513		5,261	[1]
Impairments	32,546		4,131	[1]
Gain on reversal of contingent consideration	0		(11,250)	[1]
Loss on asset disposal	3		0	[1]
Interest expense from debt issuance cost amortization	714		1,219	[1]
Amortization of equity-based compensation	785		90	[1]
Equity earnings in investee company	(46)		(32)	[1]
Distributions from investee company	55		0	[1]
Equity earnings in subsidiaries	0		0
Deferred tax benefit, net	(13)		(2,016)	[1]
Non-cash allocated GP expenses	497		0	[1]
Changes in assets and liabilities:
Trade accounts receivable	6,650		(8,793)	[1]
Prepaid expenses and other	(933)		283	[1]
Accounts payable and accrued payroll and other	(2,964)		(1,910)	[1]
Income taxes payable	(15,612)		15,816	[1]
Net cash provided by (used in) operating activities	13,016		7,154	[1]
Investing activities:
Cash acquired - TIR Entities	0		10,108	[1]
Investing activities:
Acquisition of businesses	(1,769)		(500)	[1]
Purchase of property and equipment	(517)		(3,829)	[1]
Net cash provided by (used in) investing activities	(2,286)		5,779	[1]
Net payments on factoring agreement	0		(36,748)	[1]
Payments on behalf of affiliates	0		(5,763)	[1]
Purchase of non-controlling interests	0		(572)	[1]
Tax benefit of stock options exercised	0		528	[1]
Financing activities:
Proceeds from initial public offering	80,213		0	[1]
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	(80,213)		0	[1]
Payment of deferred offering costs	(314)		(2,539)	[1]
Advances on long-term debt	7,600		75,000	[1]
Repayment of long-term debt	(5,000)		(19,385)	[1]
Payment of debt issuance costs	(883)		(3,368)	[1]
Contributions from general partner	(168)		0	[1]
Net advances from members	482		6,210	[1]
Distributions from subsidiaries	0
Distributions to limited partners	(13,064)		0	[1]
Distributions to non-controlling members of the TIR Entities	(4,683)		0	[1]
Net cash provided by (used in) financing activities	(16,030)		13,363	[1]
Effect of exchange rates on cash	(633)		(90)	[1]
Net increase (decrease) in cash and cash equivalents	(5,933)		26,206	[1]
Cash and cash equivalents, beginning of period	26,690	[1]	484	[1]
Cash and cash equivalents, end of period	20,757		26,690	[1]	484	[1]
Non-cash items:
Accounts payable excluded from capital expenditures	756		330	[1]
Supplemental cash flow disclosures:
Cash taxes paid	16,674		817	[1]
Cash interest paid	2,415		3,917	[1]
Reportable Legal Entities [Member] | Parent Company [Member]
Operating activities:
Net income (loss)	(15,563)		(1,394)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	0		0
Impairments	0		0
Gain on reversal of contingent consideration			0
Loss on asset disposal	0
Interest expense from debt issuance cost amortization	714		0
Amortization of equity-based compensation	785		0
Equity earnings in investee company	0		0
Distributions from investee company	0
Equity earnings in subsidiaries	14,134		0
Deferred tax benefit, net	0		0
Non-cash allocated GP expenses	0
Changes in assets and liabilities:
Trade accounts receivable	(22)		0
Prepaid expenses and other	744		(147)
Accounts payable and accrued payroll and other	21		19
Income taxes payable	0		0
Net cash provided by (used in) operating activities	813		(1,522)
Investing activities:
Cash acquired - TIR Entities			0
Investing activities:
Acquisition of businesses	0		0
Purchase of property and equipment	0		0
Net cash provided by (used in) investing activities	0		0
Net payments on factoring agreement			0
Payments on behalf of affiliates			0
Purchase of non-controlling interests			0
Tax benefit of stock options exercised			0
Financing activities:
Proceeds from initial public offering	80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	(80,213)
Payment of deferred offering costs	(314)		(2,539)
Advances on long-term debt	0		0
Repayment of long-term debt	0		0
Payment of debt issuance costs	(883)		(2,149)
Contributions from general partner	0		6,210
Net advances from members	(105)
Distributions from subsidiaries	14,535
Distributions to limited partners	(13,064)
Distributions to non-controlling members of the TIR Entities	0
Net cash provided by (used in) financing activities	169		1,522
Effect of exchange rates on cash	0		0
Net increase (decrease) in cash and cash equivalents	982		0
Cash and cash equivalents, beginning of period	0		0
Cash and cash equivalents, end of period	982		0
Non-cash items:
Accounts payable excluded from capital expenditures	0		0
Supplemental cash flow disclosures:
Cash taxes paid	0		0
Cash interest paid	0		0
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	(13,843)		6,865
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	6,337		5,124
Impairments	32,546		3,429
Gain on reversal of contingent consideration			(11,250)
Loss on asset disposal	3
Interest expense from debt issuance cost amortization	0		1,219
Amortization of equity-based compensation	0		90
Equity earnings in investee company	(46)		(32)
Distributions from investee company	55
Deferred tax benefit, net	(15)		(1,751)
Non-cash allocated GP expenses	497
Changes in assets and liabilities:
Trade accounts receivable	4,145		(10,705)
Prepaid expenses and other	(1,600)		395
Accounts payable and accrued payroll and other	(3,121)		(2,843)
Income taxes payable	(14,481)		14,417
Net cash provided by (used in) operating activities	10,477		4,958
Investing activities:
Cash acquired - TIR Entities			6,628
Investing activities:
Acquisition of businesses	(1,769)		(500)
Purchase of property and equipment	(517)		(3,829)
Net cash provided by (used in) investing activities	(2,286)		2,299
Net payments on factoring agreement			(36,748)
Payments on behalf of affiliates			(5,763)
Purchase of non-controlling interests			(572)
Tax benefit of stock options exercised			528
Financing activities:
Proceeds from initial public offering	0
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	0
Payment of deferred offering costs	0		0
Advances on long-term debt	7,600		75,000
Repayment of long-term debt	(5,000)		(14,361)
Payment of debt issuance costs	0		(1,219)
Contributions from general partner	(168)		0
Net advances from members	587
Distributions from subsidiaries	(14,535)
Distributions to limited partners	0
Distributions to non-controlling members of the TIR Entities	(4,683)
Net cash provided by (used in) financing activities	(16,199)		16,865
Effect of exchange rates on cash	0		0
Net increase (decrease) in cash and cash equivalents	(8,008)		24,122
Cash and cash equivalents, beginning of period	24,606		484
Cash and cash equivalents, end of period	16,598		24,606
Non-cash items:
Accounts payable excluded from capital expenditures	756		330
Supplemental cash flow disclosures:
Cash taxes paid	16,420		717
Cash interest paid	2,415		3,917
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	93		(1,116)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	176		137
Impairments	0		702
Gain on reversal of contingent consideration			0
Loss on asset disposal	0
Interest expense from debt issuance cost amortization	0		0
Amortization of equity-based compensation	0		0
Equity earnings in investee company	0		0
Distributions from investee company	0
Equity earnings in subsidiaries	0		0
Deferred tax benefit, net	2		(265)
Non-cash allocated GP expenses	0
Changes in assets and liabilities:
Trade accounts receivable	2,527		1,912
Prepaid expenses and other	(77)		35
Accounts payable and accrued payroll and other	136		914
Income taxes payable	(1,131)		1,399
Net cash provided by (used in) operating activities	1,726		3,718
Investing activities:
Cash acquired - TIR Entities			3,480
Investing activities:
Acquisition of businesses	0		0
Purchase of property and equipment	0		0
Net cash provided by (used in) investing activities	0		3,480
Net payments on factoring agreement			0
Payments on behalf of affiliates			0
Purchase of non-controlling interests			0
Tax benefit of stock options exercised			0
Financing activities:
Proceeds from initial public offering	0
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	0
Payment of deferred offering costs	0		0
Advances on long-term debt	0		0
Repayment of long-term debt	0		(5,024)
Payment of debt issuance costs	0		0
Contributions from general partner	0		0
Net advances from members	0
Distributions from subsidiaries	0
Distributions to limited partners	0
Distributions to non-controlling members of the TIR Entities	0
Net cash provided by (used in) financing activities	0		(5,024)
Effect of exchange rates on cash	(633)		(90)
Net increase (decrease) in cash and cash equivalents	1,093		2,084
Cash and cash equivalents, beginning of period	2,084		0
Cash and cash equivalents, end of period	3,177		2,084
Non-cash items:
Accounts payable excluded from capital expenditures	0		0
Supplemental cash flow disclosures:
Cash taxes paid	254		100
Cash interest paid	0		0
Consolidation, Eliminations [Member]
Operating activities:
Net income (loss)	14,134
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	0		0
Impairments	0		0
Gain on reversal of contingent consideration			0
Loss on asset disposal	0
Interest expense from debt issuance cost amortization	0		0
Amortization of equity-based compensation	0		0
Equity earnings in investee company	0		0
Distributions from investee company	0
Equity earnings in subsidiaries	(14,134)
Deferred tax benefit, net	0		0
Non-cash allocated GP expenses	0
Changes in assets and liabilities:
Trade accounts receivable	0		0
Prepaid expenses and other	0		0
Accounts payable and accrued payroll and other	0		0
Income taxes payable	0		0
Net cash provided by (used in) operating activities	0		0
Investing activities:
Cash acquired - TIR Entities			0
Investing activities:
Acquisition of businesses	0		0
Purchase of property and equipment	0		0
Net cash provided by (used in) investing activities	0
Net payments on factoring agreement			0
Payments on behalf of affiliates			0
Purchase of non-controlling interests			0
Tax benefit of stock options exercised			0
Financing activities:
Proceeds from initial public offering	0
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	0
Payment of deferred offering costs	0		0
Advances on long-term debt	0		0
Repayment of long-term debt	0		0
Payment of debt issuance costs	0		0
Contributions from general partner	0		0
Net advances from members	0
Distributions from subsidiaries	0
Distributions to limited partners	0
Distributions to non-controlling members of the TIR Entities	0
Net cash provided by (used in) financing activities	0		0
Effect of exchange rates on cash	0		0
Net increase (decrease) in cash and cash equivalents	0		0
Cash and cash equivalents, beginning of period	0		0
Cash and cash equivalents, end of period	0		0
Non-cash items:
Accounts payable excluded from capital expenditures	0		0
Supplemental cash flow disclosures:
Cash taxes paid	0		0
Cash interest paid	$ 0		$ 0

[1]	Recast - Note 2